Organization and Principal Activities (Details)							6 Months Ended	7 Months Ended	12 Months Ended
	Nov. 26, 2025 shares	Sep. 29, 2025 USD ($) $ / shares shares	Mar. 26, 2025 shares	Jun. 24, 2024 USD ($)	Jun. 12, 2024 USD ($)	Jun. 13, 2023 shares	Jun. 30, 2024	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2025 $ / shares shares	Dec. 15, 2025 USD ($)	Dec. 15, 2025 HKD ($)	Oct. 28, 2025 $ / shares	Dec. 30, 2024 $ / shares	Nov. 30, 2024 $ / shares	Jun. 24, 2024 HKD ($)	Jun. 12, 2024 HKD ($)	May 20, 2024 $ / shares	Oct. 06, 2023 $ / shares	Nov. 12, 2020 shares
Organization and Principal Activities [Line Items]
Share issued, par value												$ 9.36	$ 0.18	$ 137.15			$ 299.65	$ 650
Preferred stock par value								$ 0.0001	$ 0.0001
Recognized of gain (in Dollars) | $								$ 128,000
Loss from deconsolidation of subsidiarie (in Dollars) | $								$ 32,000
BC Wealth Management Limited (“BCWM”) [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries					100.00%
Consideration value					$ 70,000											$ 550,000
Lion Asset Management Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries				51.00%
Consideration value				$ 140,000						$ 77	$ 600				$ 1,100,000
Recognized of gain (in Dollars) | $										$ 63,792
Lion Fintech Group Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries							100.00%
Royal Lion Investment Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries							70.00%
Royal Lion Middle East [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries							70.00%
Lion Multi-Series Fund SPC [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries								100.00%
Lion Silver Capital Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries								51.00%
Minimum [Member]
Organization and Principal Activities [Line Items]
Authorized share capital, value (in Dollars) | $		$ 20,000,000
Authorized share capital, shares (in Shares) | shares		200,000,000,000
Share issued, par value		$ 0.0001
Preferred stock par value		$ 0.0001
Maximum [Member]
Organization and Principal Activities [Line Items]
Authorized share capital, value (in Dollars) | $		$ 20,000,000,000
Authorized share capital, shares (in Shares) | shares		200,000,000,000,000
Share issued, par value		$ 0.0001
Preferred stock par value		0.0001
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares (in Shares) | shares									1
Share issued, par value									$ 2.57				$ 0.0036
Ordinary share par value								$ 0.0001	0.00008
Additional share issued (in Shares) | shares																			29,591
Class A Ordinary Shares [Member] | Minimum [Member]
Organization and Principal Activities [Line Items]
Ordinary share par value		$ 0.0001
Stock issued (in Shares) | shares		190,000,000,000
Additional share issued (in Shares) | shares		192,307,500,000,000
Class A Ordinary Shares [Member] | Maximum [Member]
Organization and Principal Activities [Line Items]
Ordinary share par value		$ 0.0001
Stock issued (in Shares) | shares		192,497,500,000,000
ADS [Member]
Organization and Principal Activities [Line Items]
Ordinary shares (in Shares) | shares	(32,500)		(2,500)			(50)
Share issued, par value												0.72		0.21			0.46	1
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Share issued, par value												$ 0.0003		$ 0.004			$ 0.009	$ 0.02
Ordinary share par value								$ 0.0001	$ 0.0001
Additional share issued (in Shares) | shares																			91,882
Class B Ordinary Shares [Member] | Minimum [Member]
Organization and Principal Activities [Line Items]
Ordinary share par value		$ 0.0001
Stock issued (in Shares) | shares		7,500,000,000
Additional share issued (in Shares) | shares		7,492,500,000,000
Class B Ordinary Shares [Member] | Maximum [Member]
Organization and Principal Activities [Line Items]
Ordinary share par value		$ 0.0001
Stock issued (in Shares) | shares		7,500,000,000,000
Preferred Shares [Member] | Minimum [Member]
Organization and Principal Activities [Line Items]
Stock issued (in Shares) | shares		2,500,000,000
Preferred Shares [Member] | Maximum [Member]
Organization and Principal Activities [Line Items]
Stock issued (in Shares) | shares		2,500,000,000